Segment and Geographic Information	9 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Segment and Geographic Information
Segment and Geographic Information
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (CODM) in deciding how to allocate resources and in assessing performance. Velti's CODM is our chief executive officer. Our business is conducted in a single operating segment. Our CODM reviews a single set of financial data that encompasses our entire operations for purposes of making operating decisions and assessing financial performance. Our CODM manages our business based primarily on broad functional categories of sales, marketing, software and technology platform development and strategy.
We conduct our business in three geographical areas: Europe, Americas, and Asia/Africa. The following table provides revenue by geographic area. Revenue from customers for whom we provide services in multiple locations is reported in the location of the respective customer's domicile; revenue from customers for whom we provide services in a single or very few related locations is reported in the location of the respective customer's place of operations.

	For the Three Months Ended September 30,				For the Nine Months Ended September 30,
Revenue:	2012		2011		2012		2011
	(in thousands, except percentages)
Europe:
United Kingdom	$17,144	27%	$5,288	14%	$46,770	27%	$16,969	17%
All other European countries	22,800	37%	18,733	49%	56,856	33%	46,098	45%
Total Europe	39,944	64%	24,021	63%	103,626	60%	63,067	62%
Americas	16,236	26%	8,986	23%	46,295	27%	24,499	24%
Asia/Africa	6,213	10%	5,181	14%	22,956	13%	14,530	14%
Total revenue	$62,393	100%	$38,188	100%	$172,877	100%	$102,096	100%